LIABILITY TO CUSTOMERS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 8 - LIABILITY TO CUSTOMERS

As at December 31, 2017, the Company had a liability to customers trading on the Company’s exchange platform in the amount of $297,309 (2016 – $10,319). This amount is offset by an equal amount due to the Company from the trading platform, ANX. (Note 5)